Estimated Actuarial Loss and Prior Service Cost for Postretirement Benefit Plans Amortized from Accumulated Other Comprehensive Income (Loss) into Net Periodic Postretirement Benefit Cost Over Next Fiscal Year (Detail) (Other Postretirement Benefit Plans, Defined Benefit, JPY ¥)
In Millions, unless otherwise specified
12 Months Ended
Mar. 31, 2013
Other Postretirement Benefit Plans, Defined Benefit
Schedule of Pension and Other Postretirement Benefits Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Amortization of actuarial loss	¥ 219
Amortization of prior service cost	¥ 67